Acquisition and sale of businesses and brands and purchase of non-controlling interests - Assets and liabilities held for sale (Details) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Assets and Liabilities Held For Sale [Line Items]
Intangible assets	$ 13,375	$ 14,776	$ 14,814
Property, plant and equipment	8,996	9,528	8,509
Deferred tax assets	173	150
Other financial assets	497	524
Inventories	10,529	10,658
Trade and other receivables	3,277	3,504
Corporate tax receivables	244	354
Cash and cash equivalents	1,520	2,200	1,130
Assets held for sale	1,145	257
Trade and other payables	(6,425)	(6,952)
Corporate tax payables	(207)	(138)
Provisions	(936)	(539)	(397)
Deferred tax liabilities	(2,455)	(2,944)
Bank overdrafts	(26)	(22)	$ (21)
Loans and leases	(685)	(653)
Liabilities held for sale	(681)	(193)
Total	12,954	13,178
Disposal groups classified as held for sale
Disclosure Of Assets and Liabilities Held For Sale [Line Items]
Intangible assets	70	1
Property, plant and equipment	582	146
Other financial assets	4	0
Inventories	124	50
Trade and other receivables	179	40
Corporate tax receivables	25	2
Cash and cash equivalents	161	18
Assets held for sale	1,145	257
Trade and other payables	(330)	(137)
Provisions	(18)	0
Deferred tax liabilities	(61)	(40)
Bank overdrafts	0	(4)
Loans and leases	(272)	(5)
Post-employment benefit liabilities	0	(7)
Liabilities held for sale	(681)	(193)
Total	$ 464	$ 64